Income Taxes (Schedule of the Components of Income Tax Benefit (Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 65,408	$ 0	$ 0
State and other	79,316	(16,636)	(59,243)
Total current income tax (expense) benefit	144,724	(16,636)	(59,243)
Deferred:
Federal	(65,408)	0	(3,682,772)
State	0	0	(432,874)
Deferred income tax (expense) benefit	(65,408)	0	(4,115,646)
Total income tax (expense) benefit	$ 79,316	$ (16,636)	$ (4,174,889)